As filed with the Securities and Exchange Commission on March 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.3%
	Administrative and Support Services - 4.6%
17,800	Robert Half International, Inc.	$475,794
	Apparel Manufacturing - 3.6%
14,100	Cintas Corp.	367,587
	Chemical Manufacturing - 9.2%
7,300	Abbott Laboratories	394,127
16,900	Bristol-Myers Squibb Co.	426,725
7,100	Pfizer Inc.	129,149
		950,001
	Clothing and Clothing Accessories Stores - 2.6%
6,200	Ross Stores, Inc.	264,802
	Computer and Electronic Product Manufacturing - 10.6%
3,100	International Business Machines Corp.	405,790
10,200	Texas Instruments Inc.	265,812
17,400	Tyco Electronics Ltd.+	427,170
		1,098,772
	Credit Intermediation and Related Activities - 5.5%
25,700	Bank of America Corp.	387,042
56,000	Citigroup Inc.	185,360
		572,402
	Food Services and Drinking Places - 2.2%
9,300	DineEquity, Inc.*	225,897
	Furniture and Related Product Manufacturing - 2.5%
12,800	Leggett & Platt, Inc.	261,120
	Health and Personal Care Stores - 1.3%
3,700	Walgreen Co.	135,864
	Insurance Carriers and Related Activities - 8.2%
14,100	Aetna Inc.	446,970
14,200	Axis Capital Holdings Ltd.+	403,422
		850,392
	Machinery Manufacturing - 3.8%
26,000	General Electric Co.	393,380
	Merchant Wholesalers, Nondurable Goods - 2.6%
21,500	SUPERVALU INC.	273,265
	Miscellaneous Manufacturing - 9.6%
7,300	Baxter International Inc.	428,364
2,300	Estee Lauder Companies Inc. - Class A	111,228
10,300	Medtronic, Inc.	452,994
		992,586
	Petroleum and Coal Products Manufacturing - 2.8%
11,200	Sunoco, Inc.	292,320
	Printing and Related Support Activities - 5.5%
10,500	Avery Dennison Corp.	383,145
8,300	R.R. Donnelley & Sons Co.	184,841
		567,986
	Professional, Scientific, and Technical Services - 4.1%
10,900	Omnicom Group Inc.	426,735
	Publishing Industries - 9.5%
4,500	McGraw-Hill Companies, Inc.	150,795
13,200	Microsoft Corp.	402,336
17,500	Oracle Corp.	429,275
		982,406
	Telecommunications - 2.8%
7,000	Time Warner Cable Inc.*	289,730
	Water Transportation - 3.3%
10,700	Carnival Corp.*+	339,083

	TOTAL COMMON STOCKS (Cost $9,760,122)	9,760,122

	Total Investments in Securities (Cost $9,760,122) - 94.3%	9,760,122
	Other Assets in Excess of Liabilities - 5.7%	589,398
	NET ASSETS - 100.0%	$10,349,520

* Non-income producing security.
+U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2009 was as follows**:

Cost of investments	$9,760,122
Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

** Because tax adjustments are calculated annually, the above table does not include tax adjustments. The cost basis and market value of the securities is the same due to a transfer in-kind of securities on the Fund's inception date of December 31, 2009.

Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$225,897	$—	$—	$225,897
Administrative Support, Waste Management	475,794	—	—	475,794
Finance and Insurance	1,422,794	—	—	1,422,794
Information	1,272,136	—	—	1,272,136
Manufacturing	4,923,752	—	—	4,923,752
Professional, Scientific, and Technical Services	426,735	—	—	426,735
Retail Trade	400,666	—	—	400,666
Transportation and Warehousing	339,083	—	—	339,083
Wholesale Trade	273,265	—	—	273,265
Total Equity	9,760,122	—	—	9,760,122
Total Investments in Securities	$9,760,122	$—	$—	$9,760,122

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   2/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/24/2010

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   2/23/2010

* Print the name and title of each signing officer under his or her signature.